Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net
11.	Intangible assets, net
Intangible assets, net consist of the following:

	As of December 31, 2024
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	(RMB in millions)
Non-compete	8.0	2,467	(2,467)	—	—
Domain names and trademarks	17.8	6,715	(2,185)	(815)	3,715
Customer relationship	8.7	5,157	(1,416)	(112)	3,629
Technology and others	5.4	2,905	(1,790)	(666)	449

Total	11.6	17,244	(7,858)	(1,593)	7,793

	As of December 31, 2025
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	(RMB in millions)
Domain names and trademarks	17.6	7,306	(2,513)	(815)	3,978
Customer relationship	8.7	5,531	(2,018)	(112)	3,401
Technology and others	5.4	2,959	(1,949)	(666)	344

Total	11.6	15,796	(6,480)	(1,593)	7,723

Amortization expenses for intangible assets were RMB1,304 million, RMB987 million and RMB1,089 million for the years ended December 31, 2023, 2024 and 2025, respectively. For the years ended December 31, 2023 and 2024, the Group recorded impairment losses of RMB902 million and RMB535 million for the intangible assets
mainly identified from the acquisition of Dada and other offline businesses, respectively. No impairment loss was recorded for the year ended December 31, 2025.
As of December 31, 2025, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2026	2027	2028	2029	2030	2031 and thereafter
	(RMB in millions)
Amortization expenses	1,118	1,098	949	839	540	3,179